Related party transactions - Rig Financing Agreements (Details) - USD ($)		12 Months Ended
	Apr. 14, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	[1]	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Payments received from loans granted to related parties		$ 66,000,000	$ 283,000,000	$ 233,000,000
Secured Debt | $1,450 million facility
Related Party Transaction [Line Items]
Debt, face amount		1,450,000,000						$ 1,450,000,000
Ship Finance International Loans, $700 facility | SFL West Polaris Limited
Related Party Transaction [Line Items]
Debt, face amount						$ 420,000,000
Secured Debt | US$1,200 facility
Related Party Transaction [Line Items]
Maximum borrowing capacity							$ 1,200,000,000
Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties		0	119,000,000
Affiliated Entity | West Vencedor | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties		$ 25,000,000	$ 41,000,000
Seadrill Partners LLC | Secured Debt | West Vencedor Loan Agreement
Related Party Transaction [Line Items]
Balloon payment to be paid	$ 21,000,000					$ 70,000,000
Basis spread on variable rate (as percent)	2.25%
Guarantee fee percentage (as percent)	1.40%

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